Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Right-of-Use Assets Related to Leased Properties

Right-of-use assets related to leased properties, vehicles and land are presented as property, plant and equipment.

	Equipment	Properties	Vehicles	Land	Total
	€’000	€’000	€’000	€’000	€’000

January 1, 2023	45	7,378	394	179	7,996
Additions right-of-use assets	35	-	230	2,806	3,072
Revaluation of ROU assets	-	151	-	-	151
Disposal of ROU assets	-	-	-	-	-
Depreciation charge for the period	(24)	(702)	(126)	(98)	(950)
December 31, 2023	56	6,827	498	2,888	10,269

Additions right-of-use assets	27	-	194	-	221
Revaluation of ROU assets		455	-	-	455
Disposal of ROU assets	(57)	(6,593)	(358)	(2,802)	(9,810)
Depreciation charge for the period	(26)	(616)	(146)	(86)	(874)
December 31, 2024	-	73	188	-	261

Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income	Amounts recognized in the Consolidated statement of profit or loss and other comprehensive income.
	2024	2023	2022
	€’000	€’000	€’000
Interest on lease liabilities	445	530	32
Expenses relating to short-term leases	3	161	428
Depreciation of Right of Use assets	874	950	454

Schedule of Amounts Recognized in Statement of Cash Flows	Amounts recognized in statement of cash flows.
	2024	2023	2022
	€’000	€’000	€’000
Total cash outflow for leases	752	1,291	456

Schedule of Lease Liabilities are Payable

Lease liabilities are payable as follows:

	Future minimum lease payments 2024	Interest 2024	Present value of minimum lease payments 2024
	€’000	€’000	€’000
Less than one year	119	2	117
Between two and five years	108	-	108
More than five years	48	-	48
	275	2	273

Schedule of Lease Liabilities
	2024	2023
	€’000	€’000
Balance at 1 January	10,785	8,322
Payment of lease liabilities	(768)	(760)
New leases	289	3,072
Revaluations	455	151
Disposals	(10,471)	-
Interest expense	445	530
Interest paid	(462)	(530)
Balance at 31 December	273	10,785

Schedule of Lease Liabilities Non-current and Current
	2024	2023
	€’000	€’000
Non-current
Lease liability	155	9,958

Current
Lease liability (note 22)	118	827
Balance at period end	273	10,785